RELATED PARTY TRANSACTIONS - Vallon - 10-K (Details) - USD ($) $ in Thousands		1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 11, 2021	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory note				$ 0	$ 125
Vallon Pharmaceuticals, Inc.
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory note	$ 350					$ 0	$ 350
Vallon Pharmaceuticals, Inc. | Salmon Pharma, Affiliate of Medice and David Baker, CEO | Convertible Promissory Note Purchase Agreement
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory note	$ 350		$ 350
Convertible notes interest rate (as a percent)	7.00%		7.00%
Convertible notes, converted, shares issued (in shares)		1,830	1,830